Common Stock (Details) - Schedule of common stock for future issuance - shares	Apr. 26, 2022	Dec. 31, 2021	Nov. 30, 2020
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock	1,000,000
Common stock warrants		191,355
Stock options outstanding		5,475,283
Stock incentive plan shares reserved for future issuance		499,328
Total		25,414,503
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		3,438,670
Series B Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		6,065,646
Series C Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		1,023,631
Series C-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		798,399
Series D Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		3,646,050
Series D-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		1,515,152
Series D-2 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		1,515,151
Series D-3 Preferred Stock [Member]
Common Stock (Details) - Schedule of common stock for future issuance [Line Items]
Preferred Stock		1,245,838	25,000